Dividends (Tables)	12 Months Ended
Dec. 31, 2021
Dividends
Schedule of dividends

	2021			2020			2019
	Cents per			Cents per			Cents per
	share		$m	share		$m	share		$m
Dividends relating to reporting year:
First interim ordinary dividend	5.37	¢	140	5.37	¢	140	20.29	¢	528
Second interim ordinary dividend	11.86	¢	326	10.73	¢	280	25.97	¢	675
Total	17.23	¢	466	16.10	¢	420	46.26	¢	1,203
Dividends paid in reporting year:
Current year first interim ordinary dividend	5.37	¢	138	5.37	¢	140	20.29	¢	526
Second interim ordinary dividend for prior year	10.73	¢	283	25.97	¢	674	42.89	¢	1,108
Total	16.10	¢	421	31.34	¢	814	63.18	¢	1,634